Subsidiary guarantee information (Details) (CHF) In Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2011	Mar. 31, 2011	Jun. 30, 2010	Jun. 30, 2011	Jun. 30, 2010
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	7,082	5,452	8,059	12,534	13,865
Interest expense	(5,705)	(3,699)	(6,857)	(9,404)	(10,716)
Net interest income	1,377	1,753	1,202	3,130	3,149
Commissions and fees	3,463	3,671	3,586	7,134	6,993
Trading revenues	1,116	2,011	3,628	3,127	7,080
Other revenues	936	721	123	1,657	330
Net revenues	6,892	8,156	8,539	15,048	17,552
Provision for credit losses	13	(7)	20	6	(30)
Compensation and benefits	3,096	4,029	3,980	7,125	7,873
General and administrative expenses	1,652	1,632	2,061	3,284	3,736
Commission expenses	491	536	569	1,027	1,089
Total other operating expenses	2,143	2,168	2,630	4,311	4,825
Total operating expenses	5,239	6,197	6,610	11,436	12,698
Income from continuing operations before taxes	1,640	1,966	1,909	3,606	4,884
Income tax expense	271	465	187	736	1,026
Income from continuing operations	1,369	1,501	1,722	2,870	3,858
Income/(loss) from discontinued operations, net of tax	0	0	0	0	(19)
Net income	1,369	1,501	1,722	2,870	3,839
Net income attributable to noncontrolling interests	601	362	129	963	191
Net income attributable to shareholders	768	1,139	1,593	1,907	3,648
of which from continuing operations	768	1,139	1,593	1,907	3,667
of which from discontinued operations	0	0	0	0	(19)
Credit Suisse (USA), Inc - Consolidated
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	1,840		2,288	3,858	4,592
Interest expense	(1,212)		(1,453)	(2,476)	(2,758)
Net interest income	628		835	1,382	1,834
Commissions and fees	937		1,176	2,043	2,156
Trading revenues	(433)		(120)	320	512
Other revenues	761		184	1,247	311
Net revenues	1,893		2,075	4,992	4,813
Provision for credit losses	0		1	1	10
Compensation and benefits	879		1,064	2,065	2,260
General and administrative expenses	414		650	857	1,087
Commission expenses	60		82	132	160
Total other operating expenses	474		732	989	1,247
Total operating expenses	1,353		1,796	3,054	3,507
Income from continuing operations before taxes	540		278	1,937	1,296
Income tax expense	(17)		103	335	476
Income from continuing operations	557		175	1,602	820
Income/(loss) from discontinued operations, net of tax					0
Net income	557		175	1,602	820
Net income attributable to noncontrolling interests	577		33	947	86
Net income attributable to shareholders	(20)		142	655	734
of which from continuing operations	(20)		142	655	734
of which from discontinued operations					0
Bank parent company and other subsidiaries
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	5,053		5,591	8,293	8,917
Interest expense	(4,459)		(5,357)	(6,856)	(7,857)
Net interest income	594		234	1,437	1,060
Commissions and fees	2,274		2,168	4,566	4,346
Trading revenues	1,498		3,674	2,790	6,429
Other revenues	76		(48)	323	(14)
Net revenues	4,442		6,028	9,116	11,821
Provision for credit losses	(2)		18	(22)	(51)
Compensation and benefits	2,091		2,804	4,817	5,404
General and administrative expenses	1,200		1,386	2,359	2,625
Commission expenses	393		444	813	846
Total other operating expenses	1,593		1,830	3,172	3,471
Total operating expenses	3,684		4,634	7,989	8,875
Income from continuing operations before taxes	760		1,376	1,149	2,997
Income tax expense	238		(18)	335	405
Income from continuing operations	522		1,394	814	2,592
Income/(loss) from discontinued operations, net of tax					(19)
Net income	522		1,394	814	2,573
Net income attributable to noncontrolling interests	27		81	52	127
Net income attributable to shareholders	495		1,313	762	2,446
of which from continuing operations	495		1,313	762	2,465
of which from discontinued operations					(19)
Bank
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	6,893		7,879	12,151	13,509
Interest expense	(5,671)		(6,810)	(9,332)	(10,615)
Net interest income	1,222		1,069	2,819	2,894
Commissions and fees	3,211		3,344	6,609	6,502
Trading revenues	1,065		3,554	3,110	6,941
Other revenues	837		136	1,570	297
Net revenues	6,335		8,103	14,108	16,634
Provision for credit losses	(2)		19	(21)	(41)
Compensation and benefits	2,970		3,868	6,882	7,664
General and administrative expenses	1,614		2,036	3,216	3,712
Commission expenses	453		526	945	1,006
Total other operating expenses	2,067		2,562	4,161	4,718
Total operating expenses	5,037		6,430	11,043	12,382
Income from continuing operations before taxes	1,300		1,654	3,086	4,293
Income tax expense	221		85	670	881
Income from continuing operations	1,079		1,569	2,416	3,412
Income/(loss) from discontinued operations, net of tax					(19)
Net income	1,079		1,569	2,416	3,393
Net income attributable to noncontrolling interests	604		114	999	213
Net income attributable to shareholders	475		1,455	1,417	3,180
of which from continuing operations	475		1,455	1,417	3,199
of which from discontinued operations					(19)
Group parent company
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	41		59	85	117
Interest expense	(39)		(57)	(81)	(114)
Net interest income	2		2	4	3
Commissions and fees	3		3	5	5
Trading revenues	0		0	0	0
Other revenues	749		1,555	1,872	3,557
Net revenues	754		1,560	1,881	3,565
Provision for credit losses	0		0	0	0
Compensation and benefits	24		26	49	47
General and administrative expenses	(38)		(65)	(80)	(137)
Commission expenses	1		1	1	1
Total other operating expenses	(37)		(64)	(79)	(136)
Total operating expenses	(13)		(38)	(30)	(89)
Income from continuing operations before taxes	767		1,598	1,911	3,654
Income tax expense	(1)		5	4	6
Income from continuing operations	768		1,593	1,907	3,648
Income/(loss) from discontinued operations, net of tax					0
Net income	768		1,593	1,907	3,648
Net income attributable to noncontrolling interests	0		0	0	0
Net income attributable to shareholders	768		1,593	1,907	3,648
of which from continuing operations	768		1,593	1,907	3,648
of which from discontinued operations					0
Other Group subsidiaries
Condensed consolidating statements of operations (CHF million)
Interest and dividend income	148		121	298	239
Interest expense	5		10	9	13
Net interest income	153		131	307	252
Commissions and fees	249		239	520	486
Trading revenues	51		74	17	139
Other revenues	(650)		(1,568)	(1,785)	(3,524)
Net revenues	(197)		(1,124)	(941)	(2,647)
Provision for credit losses	15		1	27	11
Compensation and benefits	102		86	194	162
General and administrative expenses	76		90	148	161
Commission expenses	37		42	81	82
Total other operating expenses	113		132	229	243
Total operating expenses	215		218	423	405
Income from continuing operations before taxes	(427)		(1,343)	(1,391)	(3,063)
Income tax expense	51		97	62	139
Income from continuing operations	(478)		(1,440)	(1,453)	(3,202)
Income/(loss) from discontinued operations, net of tax					0
Net income	(478)		(1,440)	(1,453)	(3,202)
Net income attributable to noncontrolling interests	(3)		15	(36)	(22)
Net income attributable to shareholders	(475)		(1,455)	(1,417)	(3,180)
of which from continuing operations	(475)		(1,455)	(1,417)	(3,180)
of which from discontinued operations					0